DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.1%
394,724	Commonbond Student Loan Trust, Series 2017-BGS-B	3.26	% (a)	09/25/2042	354,474
345,275	Diamond Resorts Owner Trust, Series 2021-1A-A	1.51	% (a)	11/21/2033	321,992
443,215	National Collegiate Student Loan Trust, Series 2006-1-A5 (Secured Overnight Financing Rate 1 Month + 0.46%)	5.82%		03/25/2033	420,686
452,068	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	431,109

Total Asset Backed Obligations (Cost $1,582,417)					1,528,261

Collateralized Loan Obligations - 17.7%
500,000	Allegro Ltd., Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.83	% (a)	07/20/2032	500,038
1,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.89	% (a)	01/20/2035	999,598
500,000	CBAM Ltd., Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.85	% (a)	07/17/2034	498,142
500,000	CFIP Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.90	% (a)	01/20/2035	499,462
1,000,000	Generate Ltd., Series 6A-A1R (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.87	% (a)	01/22/2035	999,656
500,000	Highbridge Loan Management Ltd., Series 3A-2014-CR (Secured Overnight Financing Rate 3 Month + 3.86%)	9.26	% (a)	07/18/2029	496,326
500,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.46	% (a)	04/21/2035	501,955
312,996	MKS Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.68	% (a)	07/20/2030	312,736
500,000	Palmer Square Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.41% Floor)	6.81	% (a)	07/15/2034	499,587
500,000	RR Ltd., Series 2021-14A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.78	% (a)	04/15/2036	500,132
496,289	Shackleton Ltd., Series 2015-7RA-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	07/15/2031	496,262
500,000	Sound Point Ltd., Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.83	% (a)	07/15/2034	497,785
1,000,000	Sound Point Ltd., Series 2020-1A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.43% Floor)	6.85	% (a)	07/20/2034	998,508
418,585	Venture Ltd., Series 2017-29A-AR (Secured Overnight Financing Rate 3 Month + 1.25%, 0.99% Floor)	6.63	% (a)	09/07/2030	418,347
500,000	Wellfleet Ltd., Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.88	% (a)	07/15/2034	499,766

Total Collateralized Loan Obligations (Cost $8,720,238)					8,718,300

Foreign Corporate Bonds - 5.1%
177,500	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	145,703
90,000	Avolon Holdings Funding Ltd.	2.13	% (a)	02/21/2026	83,452
29,000	Banco Internacional del Peru S.A.A. Interbank (3 Month LIBOR USD + 5.76%)	6.63	% (g)	03/19/2029	28,889
200,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	185,547
70,000	Bank of Montreal	6.06	% (b)	03/08/2024	70,043

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000	Bank of Montreal	1.50%		01/10/2025	9,641
80,000	Bank of Nova Scotia	4.75%		02/02/2026	79,848
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	181,369
200,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	172,188
85,000	Canadian Pacific Railway Company	1.35%		12/02/2024	81,992
85,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.63%)	5.98	% (a)	09/12/2025	85,107
95,600	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	86,116
85,000	Enbridge, Inc.	5.90%		11/15/2026	87,297
80,000	Glencore Funding LLC	1.63	% (a)	09/01/2025	75,579
200,000	Inkia Energy Ltd.	5.88%		11/09/2027	191,261
161,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	140,454
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	167,848
200,000	Multibank, Inc.	7.75	% (a)	02/03/2028	200,168
80,000	NXP B.V.	4.40%		06/01/2027	79,019
85,000	Royal Bank of Canada	3.38%		04/14/2025	83,333
200,000	Sasol Financing USA LLC	4.38%		09/18/2026	186,479
90,000	Toronto-Dominion Bank	0.70%		09/10/2024	87,178

Total Foreign Corporate Bonds (Cost $2,511,516)					2,508,511

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.7%
200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	170,896
130,161	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	93,261
88,848	Lima Metro Finance Ltd.	5.88%		07/05/2034	88,000

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $359,157)					352,157

Non-Agency Commercial Mortgage Backed Obligations - 11.3%
1,631,277	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.11	% (a)(c)(d)	06/15/2054	96,685
231,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.13	% (a)	09/14/2036	207,830
89,407	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.59	% (a)	01/20/2037	87,793
2,743,369	BANK, Series 2021-BN36-XA	0.90	% (c)(d)	09/15/2064	113,176
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14	% (a)(c)(d)	11/05/2036	4,491
100,000	BDS Ltd., Series 2021-FL10-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.46% Floor)	6.82	% (a)	12/16/2036	98,761
4,735,925	Benchmark Mortgage Trust, Series 2018-B2-XA	0.45	% (c)(d)	02/15/2051	61,867
2,271,000	Benchmark Mortgage Trust, Series 2021-B26-XB	0.64	% (a)(c)(d)	06/15/2054	83,925
1,795,390	Benchmark Mortgage Trust, Series 2021-B28-XA	1.27	% (c)(d)	08/15/2054	118,353
84,016	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.62	% (a)	08/19/2038	81,835
100,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	6.84	% (a)	02/15/2037	99,303
171,535	BSREP Commercial Mortgage Trust, Series 2021-DC-D (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.38	% (a)	08/15/2038	128,678
101,377	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.41	% (a)	10/15/2037	100,645
100,000	BX Trust, Series 2021-VIEW-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.38	% (a)	06/15/2036	93,328

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
250,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.23	% (c)	11/13/2050	190,604
100,000	CHCP Ltd., Series 2021-FL1-C (Secured Overnight Financing Rate 1 Month + 2.21%, 2.10% Floor)	7.57	% (a)	02/15/2038	96,904
599,455	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	0.90	% (c)(d)	03/11/2047	35
2,662,043	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.82	% (c)(d)	05/10/2049	87,377
99,976	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	98,552
5,899,998	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	0.90	% (c)(d)	10/10/2048	70,876
186,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (c)	02/10/2048	148,250
5,899,257	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XD	1.07	% (a)(c)(d)	07/10/2048	81,351
179,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.33	% (c)	11/15/2049	160,605
164,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	142,197
165,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (c)	05/10/2049	147,585
170,000	DBJPM Mortgage Trust, Series 2016-C3-B	3.26%		08/10/2049	130,760
112,013	Extended Stay America Trust, Series 2021-ESH-A (Secured Overnight Financing Rate 1 Month + 1.19%, 1.08% Floor)	6.56	% (a)	07/15/2038	111,063
96,647	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.69	% (a)	05/16/2038	95,341
100,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor)	6.50	% (a)	07/15/2039	99,119
186,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25	% (a)(c)	02/10/2037	164,909
4,218,179	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.56	% (c)(d)	11/10/2049	53,568
2,400,000	Helios Issuer LLC, Series 2021-PF1-XD	1.11	% (a)(c)(d)	11/15/2054	159,717
200,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.30	% (c)	02/15/2048	154,369
125,000	LCCM Trust, Series 2021-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.91%, 1.91% Floor)	7.28	% (a)	11/15/2038	121,356
125,000	LCCM Trust, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 2.31%, 2.31% Floor)	7.68	% (a)	11/15/2038	119,776
79,642	LoanCore Issuer Ltd., Series 2021-CRE5-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.41% Floor)	6.78	% (a)	07/15/2036	78,461
100,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.78	% (a)	11/15/2038	98,141
119,427	Med Trust, Series 2021-MDLN-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.43	% (a)	11/15/2038	117,242
150,000	MF1 Ltd., Series 2021-FL6-C (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor)	7.32	% (a)	07/16/2036	144,058
100,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 1.35%, 1.35% Floor)	6.71	% (a)	02/19/2037	98,802
186,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(c)	02/10/2042	78,026
4,953,748	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-XE	0.87	% (a)(c)(d)	11/15/2052	139,441
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	0.00	% (a)(c)(d)	11/15/2024	15
69,170	Ready Capital Mortgage Financing LLC, Series 2021-FL7-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67	% (a)	11/25/2036	68,394
150,000	RLGH Trust, Series 2021-TROT-D (Secured Overnight Financing Rate 1 Month + 1.83%, 1.71% Floor)	7.19	% (a)	04/15/2036	143,611
2,183,814	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.86	% (c)(d)	10/10/2048	68,330
18,169,000	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(c)(d)	07/15/2041	270,714
5,378,000	UBS Commercial Mortgage Trust, Series 2017-C3-XB	0.43	% (c)(d)	08/15/2050	81,095
100,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	7.24	% (a)	02/18/2039	98,171

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,690,954	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.59	% (c)(d)	07/15/2058	36,213
3,499,893	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.92	% (c)(d)	12/15/2048	49,396
2,489,518	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-XA	0.93	% (c)(d)	01/15/2052	89,228
851,962	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.52	% (c)(d)	04/15/2054	64,152

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,619,621)					5,534,474

Non-Agency Residential Collateralized Mortgage Obligations - 12.4%
250,217	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(e)	01/25/2061	242,918
683,844	Chase Mortgage Finance Trust, Series 2006-A1-2A2	5.11	% (c)	09/25/2036	612,144
59,775	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2-1A2	4.41	% (c)	03/25/2036	56,386
480,064	COLT Mortgage Loan Trust, Series 2021-HX1-A1	1.11	% (a)(c)	10/25/2066	398,944
312,109	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	156,118
687,766	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(c)	11/25/2066	590,550
331,717	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6-A6 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 10.50% Cap)	5.85%		02/25/2037	283,770
151,205	Lehman Mortgage Trust, Series 2007-6-2A1 (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.89%		05/25/2037	126,896
796,671	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	3.49	% (c)	10/25/2047	250,314
983,294	Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2-1A1 (1 Year CMT Rate + 2.40%, 2.40% Floor)	7.52%		08/25/2036	862,809
188,272	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(c)	05/25/2060	153,947
314,074	PRPM LLC, Series 2021-4-A1	1.87	% (a)(e)	04/25/2026	307,446
691,347	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	478,874
500,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	478,137
349,962	Starwood Mortgage Residential Trust, Series 2021-5-A1	1.92	% (a)(c)	09/25/2066	285,860
221,645	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(c)	10/26/2048	212,617
474,598	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(c)	08/25/2051	388,567
237,265	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(e)	02/27/2051	230,221

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $7,011,640)					6,116,518

US Corporate Bonds - 6.5%
80,000	American Electric Power Company, Inc.	5.20%		01/15/2029	81,132
85,000	American Express Company (Secured Overnight Financing Rate + 1.00%)	4.99%		05/01/2026	84,784
85,000	Amgen, Inc.	5.51%		03/02/2026	85,041
70,000	Athene Global Funding	6.10	% (a)(b)	05/24/2024	69,950
10,000	Athene Global Funding	1.72	% (a)	01/07/2025	9,587
80,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	79,630
80,000	Boeing Company	4.88%		05/01/2025	79,667
85,000	Broadcom, Inc.	3.15%		11/15/2025	82,360
85,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	84,063
55,000	Carrier Global Corporation	5.80	% (a)	11/30/2025	55,756
15,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	14,611

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
110,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	109,182
80,000	Constellation Brands, Inc.	5.00%		02/02/2026	79,745
80,000	Dollar Tree, Inc.	4.00%		05/15/2025	78,605
85,000	Elevance Health, Inc.	3.50%		08/15/2024	83,894
80,000	Energy Transfer LP	6.05%		12/01/2026	82,297
90,000	Entergy Louisiana LLC	0.95%		10/01/2024	87,110
85,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	85,877
90,000	Ford Motor Company	4.35%		12/08/2026	87,752
80,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	80,079
85,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	83,134
80,000	HCA, Inc.	5.00%		03/15/2024	79,862
80,000	John Deere Capital Corporation	4.75%		01/20/2028	81,369
85,000	JPMorgan Chase & Company	3.90%		07/15/2025	83,728
40,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	39,840
70,000	Marriott International, Inc.	3.60%		04/15/2024	69,660
10,000	Marriott International, Inc.	5.00%		10/15/2027	10,124
80,000	Microchip Technology, Inc.	0.97%		02/15/2024	79,527
35,000	Morgan Stanley	3.88%		01/27/2026	34,296
85,000	Oracle Corporation	5.80%		11/10/2025	86,354
70,000	Pacific Gas and Electric Company	4.95%		06/08/2025	69,594
15,000	Pacific Gas and Electric Company	2.10%		08/01/2027	13,529
80,000	Parker-Hannifin Corporation	3.65%		06/15/2024	79,258
85,000	Penske Truck Leasing Company LP	4.40	% (a)	07/01/2027	82,943
80,000	Philip Morris International, Inc.	4.88%		02/13/2026	80,304
40,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	40,264
80,000	Republic Services, Inc.	2.50%		08/15/2024	78,514
100,000	Royalty Pharma PLC	1.75%		09/02/2027	89,720
80,000	Ryder System, Inc.	5.25%		06/01/2028	81,113
85,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.46%)	4.26%		07/28/2026	83,299
80,000	Veralto Corporation	5.50	% (a)	09/18/2026	81,057
85,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	82,706
75,000	Welltower, Inc.	3.63%		03/15/2024	74,650
10,000	Welltower, Inc.	4.00%		06/01/2025	9,830
90,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	86,814

Total US Corporate Bonds (Cost $3,191,758)					3,182,611

US Government and Agency Mortgage Backed Obligations - 3.0%
45,018	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	7.34	% (a)	01/25/2051	43,762
1,440,703	Federal National Mortgage Association REMIC, Series 2013-92-FA (Secured Overnight Financing Rate 30 Day Average + 0.66%, 0.55% Floor, 6.50% Cap)	6.00%		09/25/2043	1,413,062

Total US Government and Agency Mortgage Backed Obligations (Cost $1,439,124)					1,456,824

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Obligations - 24.1%
1,240,000	United States Treasury Notes	4.25%		05/31/2025	1,235,641
670,000	United States Treasury Notes	4.63%		06/30/2025	671,688
1,450,000	United States Treasury Notes	5.00%		08/31/2025	1,463,566
1,700,000	United States Treasury Notes	5.00%		09/30/2025	1,717,498
1,460,000	United States Treasury Notes	5.00%		10/31/2025	1,476,824
1,590,000	United States Treasury Notes	4.88%		11/30/2025	1,606,583
860,000	United States Treasury Notes	4.63%		09/15/2026	872,077
860,000	United States Treasury Notes	4.63%		10/15/2026	872,866
490,000	United States Treasury Notes	4.63%		11/15/2026	497,809
980,000	United States Treasury Notes	4.38%		12/15/2026	989,724
450,000	United States Treasury Notes	4.38%		11/30/2028	460,547

Total US Government and Agency Obligations (Cost $11,772,923)					11,864,823

Affiliated Mutual Funds - 4.8%
259,675	DoubleLine Floating Rate Fund (Class I)				2,344,868

Total Affiliated Mutual Funds (Cost $2,472,710)					2,344,868

Short Term Investments - 4.4%
472,812	First American Government Obligations Fund - Class U	5.30	% (f)		472,812
472,812	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (f)		472,812
472,812	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (f)		472,812
760,000	United States Treasury Bills	0.00%		05/16/2024	745,442

Total Short Term Investments (Cost $2,163,538)					2,163,878

Total Investments - 93.1% (Cost $48,844,642)					45,771,225
Other Assets in Excess of Liabilities - 6.9%					3,376,784

NET ASSETS - 100.0%					$49,148,009

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Interest only security

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Seven-day yield as of period end

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	24.1%
Collateralized Loan Obligations	17.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.4%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
US Corporate Bonds	6.5%
Foreign Corporate Bonds	5.1%
Affiliated Mutual Funds	4.8%
Short Term Investments	4.4%
Asset Backed Obligations	3.1%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Other Assets and Liabilities	6.9%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	24.1%
Collateralized Loan Obligations	17.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.4%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
Affiliated Mutual Funds	4.8%
Short Term Investments	4.4%
Banking	3.7%
Asset Backed Obligations	3.1%
US Government and Agency Mortgage Backed Obligations	3.0%
Utilities	1.4%
Transportation	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Technology	0.7%
Healthcare	0.5%
Diversified Manufacturing	0.4%
Chemicals/Plastics	0.4%
Chemical Products	0.3%
Pharmaceuticals	0.3%
Energy	0.3%
Automotive	0.3%
Telecommunications	0.3%
Finance	0.2%
Commercial Services	0.2%
Construction	0.2%
Beverage and Tobacco	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Food Products	0.2%
Aerospace & Defense	0.2%
Environmental Control	0.2%
Real Estate	0.2%
Insurance	0.2%
Retailers (other than Food/Drug)	0.1%
Mining	0.1%
Other Assets and Liabilities	6.9%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	04/17/2024	14,000,000	EUR	$1,038,950	$—	$1,038,950
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	09/19/2024	9,300,000	EUR	533,303	—	533,303
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas	Long	0.20%	Termination	01/08/2025	10,000,000	EUR	111,565	—	111,565
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	02/05/2025	9,500,000	EUR	105,986	—	105,986

								$1,789,804	$—	$1,789,804

(1)

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2023, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

FORWARD CURRENCY EXCHANGE CONTRACTS

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
10/09/2024	JP Morgan Securities LLC	11,566,760	USD	$11,566,760	10,700,000	EUR	$11,957,645	$390,885
06/04/2024	Goldman Sachs	17,772,544	USD	17,772,544	16,300,000	EUR	18,111,185	338,641
02/07/2024	Barclays Capital, Inc.	10,638,150	USD	10,638,150	9,800,000	EUR	10,836,752	198,602
02/07/2024	Goldman Sachs	7,273,319	USD	7,273,319	6,700,000	EUR	7,408,800	135,481
10/09/2024	Goldman Sachs	3,227,897	USD	3,227,897	3,000,000	EUR	3,352,611	124,714
06/04/2024	JP Morgan Securities LLC	2,185,640	USD	2,185,640	2,000,000	EUR	2,222,231	36,591
10/09/2024	Barclays Capital, Inc.	322,692	USD	322,692	300,000	EUR	335,261	12,569
02/07/2024	JP Morgan Securities LLC	1,654,845	USD	1,654,845	1,500,000	EUR	1,658,687	3,842
06/04/2024	Barclays Capital, Inc.	330,194	USD	330,194	300,000	EUR	333,335	3,141
02/07/2024	JP Morgan Securities LLC	1,500,000	EUR	1,658,687	1,652,862	USD	1,652,862	(5,825)
06/04/2024	JP Morgan Securities LLC	1,100,000	EUR	1,222,227	1,207,840	USD	1,207,840	(14,387)
02/07/2024	Goldman Sachs	1,500,000	EUR	1,658,687	1,627,735	USD	1,627,735	(30,952)
02/07/2024	Barclays Capital, Inc.	1,200,000	EUR	1,326,949	1,275,495	USD	1,275,495	(51,454)
06/04/2024	Goldman Sachs	2,500,000	EUR	2,777,789	2,697,492	USD	2,697,492	(80,297)

								$1,061,551

EUR	Euro

USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®'s investments in affiliated mutual funds for the period ended December 31, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended December 31, 2023	Change in Unrealized for the Period Ended December 31, 2023	Value at December 31, 2023	Shares Held at December 31, 2023	Dividend Income Earned for the Period Ended December 31, 2023
DoubleLine Floating Rate Fund (Class I)	$3,931,367	$—	$(1,600,000)	$(115,270)	$128,771	$2,344,868	259,675	$187,064

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.